Fair Value Estimation - Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques (Details) - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income (current)	¥ 330,673	$ 49,270
Financial assets at fair value through other comprehensive income (non-current)	149,681	$ 22,303
Recurring
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income (current)	330,673
Financial assets at fair value through other comprehensive income (non-current)	149,681
Total assets	480,354
Recurring | Level 1
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income (current)	163,450
Financial assets at fair value through other comprehensive income (non-current)	57,298
Total assets	220,748
Recurring | Level 2
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income (current)	167,223
Financial assets at fair value through other comprehensive income (non-current)	92,383
Total assets	¥ 259,606